Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of future minimum lease payments for non-cancellable operating leases

	2017	2016

	£m	£m
Future minimum lease payments for non-cancellable operating leases fall due during the following periods:
Not later than 1 year	113	107
Later than 1 year and not later than 5 years	284	209
Later than 5 years	118	96
Future minimum sub-lease rentals received for non-cancellable operating leases for land and buildings	56	60
Minimum lease rental payments included in consolidated income statement	123	115